Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Accounts receivable	58,223,168	55,299,273
Less: Allowance for credit losses	(2,680,151)	(3,913,893)
Accounts receivable, net	$55,543,017	$51,385,380